Trade and other payables (Details) - CAD ($)	Aug. 31, 2024	Aug. 31, 2023
Trade and other payables.
Trade payables	$ 3,883,020	$ 1,107,310
Sales taxes payable		62,398
Salaries, vacation and other employee benefits payables	614,488	585,192
Trade and other payables	$ 4,497,508	$ 1,754,900